Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Other Current Liabilities

(23)    Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Salaries payable	237,845	199,584
Other payables	6,328	4,069
Deferred income	28,870	27,642
Advances received	10,323	10,192
Other current liabilities	283,366	241,487

At 31 December 2023, and 31 December 2022, the advances received are contract liabilities relate to unperformed performance obligations for which Grifols has received a consideration from the customer.